Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$265	$ 209,589
		$ 209,589
Education — 0.5%
University of Michigan, 4.00%, 4/1/38	$60	$ 56,503
		$ 56,503
Electric Utilities — 2.7%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$ 48,775
Omaha Public Power District, NE, 4.00%, 2/1/42	250	229,443
		$ 278,218
General Obligations — 31.9%
Anne Arundel County, MD, 5.00%, 4/1/33	$255	$ 282,150
Bethel Park School District, PA, 4.00%, 8/1/35	250	235,092
California:
4.00%, 9/1/32	125	126,108
4.00%, 10/1/37	250	243,005
Campbell, CA, (Election of 2018), 5.00%, 9/1/40	250	265,257
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/33	200	188,240
4.00%, 9/1/34	75	70,294
Colonial School District, PA, 5.00%, 2/15/36	100	103,596
Coopersville Area Public Schools, MI, 4.00%, 5/1/37	250	231,207
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	100	83,710
3.00%, 8/15/36	120	98,819
Georgia, 4.00%, 8/1/35	270	266,395
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	200	187,118
Laredo Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/39	200	211,980
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	126,298
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	50	50,262
Pennsylvania:
4.00%, 10/1/39	125	113,440
4.125%, 10/1/41	200	182,508
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pflugerville, TX, 5.00%, 8/1/33	$180	$ 195,946
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	100	56,966
		$ 3,318,391
Hospital — 15.1%
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	$250	$ 234,870
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	195	166,897
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	50,347
New York City Health and Hospitals Corp., NY:
5.00%, 2/15/37	325	338,250
5.00%, 2/15/38	345	357,544
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	181,337
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	138,956
Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/35	100	101,437
		$ 1,569,638
Housing — 0.8%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$84	$ 80,981
		$ 80,981
Insured - Special Tax Revenue — 2.5%
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/33	$150	$ 148,983
(AGM), 4.00%, 5/1/35	115	112,499
		$ 261,482
Insured - Transportation — 3.4%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/32	$100	$ 102,735
(AGM), 5.00%, 1/1/33	100	102,281
(AGM), 5.00%, 1/1/34	150	152,965
		$ 357,981
Lease Revenue/Certificates of Participation — 7.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$ 150,777
Ottawa County Building Authority, MI, 4.00%, 5/1/41	400	370,392

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	$115	$ 121,397
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park), 5.00%, 6/1/40	100	105,405
		$ 747,971
Other Revenue — 4.5%
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	$300	$ 309,912
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/34	50	51,639
5.00%, 6/1/35	100	103,179
		$ 464,730
Senior Living/Life Care — 13.0%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	$350	$ 342,083
Maryland Health and Higher Educational Facilities Authority, (Broadmead):
5.00%, 7/1/31	150	154,743
5.00%, 7/1/32	220	226,622
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	151,809
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/31	200	183,816
4.00%, 11/15/36	220	190,546
4.00%, 11/15/41	125	103,560
		$ 1,353,179
Special Tax Revenue — 4.8%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	$250	$ 229,705
5.25%, 11/1/37	250	268,370
		$ 498,075
Transportation — 2.0%
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	$200	$ 203,032
		$ 203,032
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.9%
Louisville & Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	$100	$ 94,537
		$ 94,537
Total Tax-Exempt Municipal Obligations (identified cost $10,528,977)		$ 9,494,307

Short-Term Investments — 8.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(1)	829,135	$ 829,135
Total Short-Term Investments (identified cost $829,135)		$ 829,135
Total Investments — 99.3% (identified cost $11,358,112)		$10,323,442
Other Assets, Less Liabilities — 0.7%		$ 74,010
Net Assets — 100.0%		$10,397,452
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
At October 31, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
New York	16.2%
Pennsylvania	10.8%
California	10.4%
Others, representing less than 10% individually	53.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 6.0% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2022.
Investments in Affiliated Funds
At October 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $829,135, which represents 8.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,399,552	$3,905,604	$(5,305,386)	$230	$ —	$ —	$154	—
Liquidity Fund, Institutional Class(1)	—	12,438,027	(11,608,892)	—	—	829,135	11,401	829,135
Total				$230	$ —	$829,135	$11,555
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$9,494,307	$ —	$ 9,494,307
Short-Term Investments	829,135	—	—	829,135
Total Investments	$829,135	$9,494,307	$ —	$10,323,442
Plan of Liquidation
In December 2022, the Board of Trustees of Eaton Vance Municipals Trust II, on behalf of the Fund, approved the liquidation of the Fund, which is expected to take place on or about January 20, 2023. Effective as of the close of business on January 13, 2023, shares of the Fund will no longer be available for purchase or exchange.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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